Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	December 31, 2019	December 31, 2018
Property and buildings	$30,262,851	$26,766,432
Leasehold improvement	3,971,202	2,376,165
Machinery and equipment (1)	36,719,216	34,006,697
Automobiles	980,823	1,006,032
Office and electric equipment	1,344,561	948,090
Subtotal	73,278,653	65,103,416
Construction in progress	492,429	2,393,006
Less: accumulated depreciation	(19,667,470)	(15,659,789)
Property and equipment, net	$54,103,612	$51,836,633

(1)	A total amount of $9,880,813 machinery was related to the finance lease transaction (see Note 11).

Depreciation expense was $5,266,096, $4,227,620 and $3,437,207 for the years ended December 31, 2019, 2018 and 2017, respectively.

Construction in progress("CIP") represents costs of construction incurred for the Company's new plant and equipment.

The Company started the construction for its facility expansion in Wenling, China in April 2016. For the year ended December 31, 2018, construction in progress of approximately $9.9 million was completed and was transferred to property, plant and equipment. For the year ended December 31, 2019, construction in progress of approximately $5.6 million was completed and was transferred to property, plant and equipment. As of December 31, 2019, the new facility in China is completed.

In December 2018, the Company signed a building lease agreement with the local Interpuerto Industrial Park in Monterrey, Mexico to set up a manufacturing facility ("the Mexico factory"). The Mexico factory build began in April 2019 followed by equipment installation. On August 19, 2019, the Mexico factory officially began production. As of December 31, 2019, CIP related to the Mexico factory amounted to $424,880.

In September 2019, Fuling Indonesia signed a ten-year land and building lease agreement with a third party in Central Java, Indonesia. The Company expects to install 64 production lines of manufacturing equipment totalling approximately $5 million during 2020. As of December 31, 2019, CIP related to the Indonesia factory amounted to $0.